Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 100,735,000	$ 132,495,000
Other financial liabilities	184,000	198,000
Related Party Transaction [Line Items]
Short-term borrowings and other financial liabilities	100,919,000	132,693,000
Short Term Borrowings Due To Related Parties Current	64,305,000	5,357,000
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 165,224,000	$ 138,050,000